Share-Based Compensation - Summary of Time Vested Profit Interests Activity (Detail) - Time Based Vested Awards [Member] - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Interests, Balance	34,624	24,911
Number of Profits Interests, Granted	5,753	11,288
Number of Profits Interests, Redeemed	(35)	(660)
Number of Profits Interests, Forfeited	(2,913)	(915)
Number of Interests, Balance	37,429	34,624
Vested Profits Interests as of September 30, 2018	17,905	10,966
Weighted Average Grant Date Fair Value per Profit Interest, Balance	$ 466	$ 476
Weighted Average Grant Date Fair Value per Profit Interest, Granted	399	448
Weighted Average Grant Date Fair Value per Profit Interest, Redeemed	481	498
Weighted Average Grant Date Fair Value per Profit Interest, Forfeited	448	478
Weighted Average Grant Date Fair Value per Profit Interest, Balance	$ 457	$ 466